UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21337

Salomon Brothers Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 4th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-890-7046

Date of fiscal year end: May 31

Date of reporting period: July 1, 2004–June 30, 2005

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21337
Reporting Period: 07/01/2004 - 06/30/2005
Salomon Brothers Global High Income Fund Inc.

================ SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC. =================

ALAMOSA HOLDINGS, INC.

Ticker:       APCS           Security ID:  011589207
Meeting Date: FEB 15, 2005   Meeting Type: Special
Record Date:  JAN 12, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Issue Shares in Connection with an        For       For        Management
      Acquisition

--------------------------------------------------------------------------------

ALAMOSA HOLDINGS, INC.

Ticker:       APCS           Security ID:  011589207
Meeting Date: JUN 2, 2005    Meeting Type: Annual
Record Date:  APR 8, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Kendall W. Cowan          For       For        Management
1.2   Elect  Director Schuyler B. Marshall      For       For        Management
1.3   Elect  Director Thomas F. Riley           For       For        Management
1.4   Elect  Director Jane E. Shivers           For       For        Management
2     Amend Qualified Employee Stock Purchase   For       For        Management
      Plan
3     Amend Omnibus Stock Plan                  For       For        Management
4     Ratify Auditors                           For       For        Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Global High Income Fund Inc.

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman and Chief Executive Officer of Salomon Brothers Global High Income Fund Inc.

Date: August 24, 2005